Product Warranty - Change in Company's Warranty Expense, Actual Warranty Experience and Accrued Warranty Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Product Warranty [Line Items]
Accrued warranty obligations, Beginning Balance	$ 318	$ 408	$ 459
Actual warranty experience during fiscal year	(357)	(474)	(685)
Fiscal warranty provision	270	392	622
Adjustments for changes in estimate	(27)	(8)	12
Accrued warranty obligations, Ending Balance	$ 204	$ 318	$ 408